Note 9 - Loans Payable	3 Months Ended
Mar. 31, 2021
Statement Line Items [Line Items]
Disclosure of borrowings [text block]
9.	LOANS PAYABLE

In
2020,
the Company received loans of
$100,000
through Canadian Emergency Business Account Program (“CEBA Loan”), which provides financial relief for Canadian small business during the COVID-
19
pandemic. The CEBA loan has an initial term date on
December 31, 2021 (
the “Initial Term Date”) and
may
be extended to
December 31, 2025.
The CEBA Loan is non-revolving, with an interest rate being
0%
per annum prior to the initial Term Date. Repayment of principal is not
required before
December 31, 2022.
The loan payments can be made at any time without fees or penalties. Repaying the balance of the CEBA loan on or before
December 31, 2022
will result in a loan forgiveness of
$30,000.
The loan forgiveness has been recorded as a reduction of general and administrative expense in
2020.